Share-based payments - Valuation of Options (Details) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2021 $ / shares	Dec. 31, 2021 EUR (€) Y € / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2020 EUR (€) Y	Dec. 31, 2019 EUR (€)
Options
Key assumptions used to derive other equity instruments value
Exercise price (USD)			$ 11.60
Share price at grant date (USD)			11.05
Volatility (%)				75.00%
Riskfree interest rate (%)				0.80%
Dividend yield (%)				0.00%
Expected contractual life (years) | Y				10
Weighted average fair value (USD)			6.20
Options | Mr. Modig and Mr. Sheldon
Key assumptions used to derive other equity instruments value
Exercise price (USD)	$ 9.92
Share price at grant date (USD)	10.01
Volatility (%)		75.00%
Riskfree interest rate (%)		1.70%
Dividend yield (%)		0.00%
Expected contractual life (years) | Y		10.0
Weighted average fair value (USD)	7.86
Options | Mr, Modig
Key assumptions used to derive other equity instruments value
Exercise price (USD)	14.00
Share price at grant date (USD)	10.01
Volatility (%)		75.00%
Riskfree interest rate (%)		1.70%
Dividend yield (%)		0.00%
Expected contractual life (years) | Y		10
Weighted average fair value (USD)	7.45
Options | Mr. Kim
Key assumptions used to derive other equity instruments value
Exercise price (USD)	11.60
Share price at grant date (USD)	10.80
Volatility (%)		75.00%
Riskfree interest rate (%)		1.70%
Dividend yield (%)		0.00%
Expected contractual life (years) | Y		9
Weighted average fair value (USD)	8.21
Performance Based RSUs
Key assumptions used to derive other equity instruments value
Share price at grant date (USD)			12.54
Volatility (%)				88.00%
Dividend yield (%)				0.00%
Weighted average fair value (USD)			8.23
Performance Based RSUs | Minimum
Key assumptions used to derive other equity instruments value
Riskfree interest rate (%)		1.90%		0.20%
Expected contractual life (years) | Y		10		12.08
Performance Based RSUs | Maximum
Key assumptions used to derive other equity instruments value
Riskfree interest rate (%)				0.30%
Expected contractual life (years) | Y				13.08
Virtual share option program 2017 (Cash settled)
Expenses arising from share-based payment transactions
Expenses arising from cash-settled share-based payment transactions | €					€ 5,118
Virtual share option program 2016 (Cash-settled)
Expenses arising from share-based payment transactions
Expenses arising from cash-settled share-based payment transactions | €					596
Equity share option 2017 and 2019
Expenses arising from share-based payment transactions
Expenses arising from cash-settled share-based payment transactions | €					5,714
Expenses arising from equity-settled share-based payment transactions | €		€ 8,035		€ 5,658	704
Share-based payment expenses | €		€ 8,035		5,658	6,418
Equity share option 2017 (Equity settled)
Key assumptions used to derive the option value
Exercise price | € / shares		€ 0.12
Share price at grant date | € / shares		€ 12.58
Volatility (%)		70.00%
Risk-free interest rate (%)		(0.70%)
Dividend yield (%)		0.00%
Option term (years) | Y		10
Equity share option 2019 (Equity settled)
Key assumptions used to derive the option value
Exercise price | € / shares		€ 12.58
Share price at grant date | € / shares		€ 12.58
Volatility (%)		70.00%
Risk-free interest rate (%)		(0.70%)
Dividend yield (%)		0.00%
Option term (years) | Y		10
Expenses arising from share-based payment transactions
Expenses arising from equity-settled share-based payment transactions | €		€ 7,000		€ 2,105	€ 704
2019 Plan
Key assumptions used to derive other equity instruments value
Exercise price (USD)			14.00
Share price at grant date (USD)			12.02
Volatility (%)				75.00%
Riskfree interest rate (%)				1.00%
Dividend yield (%)				0.00%
Expected contractual life (years) | Y				8.9
Weighted average fair value (USD)			12.02
2019 Plan | Management board and employees
Expenses arising from share-based payment transactions
Expenses arising from equity-settled share-based payment transactions | €		985		€ 3,217
2019 Plan | New CEO
Expenses arising from share-based payment transactions
Expenses arising from equity-settled share-based payment transactions | €				269
2019 Plan | Supervisory board members
Expenses arising from share-based payment transactions
Expenses arising from equity-settled share-based payment transactions | €		€ 50		€ 67
2019 Plan | Options
Key assumptions used to derive other equity instruments value
Exercise price (USD)	12.52
Share price at grant date (USD)	12.54
Volatility (%)		75.00%
Riskfree interest rate (%)		1.90%
Dividend yield (%)		0.00%
Expected contractual life (years) | Y		10
Weighted average fair value (USD)	7.36
2019 Plan | RSUs
Key assumptions used to derive other equity instruments value
Weighted average fair value (USD)	$ 10.96		$ 11.62